Schedule of Investments (unaudited)
December 31, 2025
 Franklin U.S. Equity Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.8%
Communication Services — 10.8%
Diversified Telecommunication Services — 0.6%
AT&T Inc.	201,272	$4,999,597
Verizon Communications Inc.	118,984	4,846,218
Total Diversified Telecommunication Services		9,845,815
Entertainment — 1.4%
Electronic Arts Inc.	6,672	1,363,290
Liberty Media Corp.-Liberty Formula One, Class A Shares	556	49,695 *
Liberty Media Corp.-Liberty Formula One, Class C Shares	6,116	602,487 *
Live Nation Entertainment Inc.	3,892	554,610 *
Netflix Inc.	119,540	11,208,070 *
ROBLOX Corp., Class A Shares	17,792	1,441,686 *
Take-Two Interactive Software Inc.	5,004	1,281,174 *
Walt Disney Co.	50,596	5,756,307
Warner Bros. Discovery Inc.	63,940	1,842,751 *
Total Entertainment		24,100,070
Interactive Media & Services — 8.2%
Alphabet Inc., Class A Shares	164,020	51,338,260
Alphabet Inc., Class C Shares	142,336	44,665,037
Meta Platforms Inc., Class A Shares	61,160	40,371,104
Pinterest Inc., Class A Shares	16,680	431,845 *
Total Interactive Media & Services		136,806,246
Media — 0.4%
Charter Communications Inc., Class A Shares	2,780	580,325 *
Comcast Corp., Class A Shares	102,304	3,057,867
Fox Corp., Class A Shares	5,560	406,269
Fox Corp., Class B Shares	3,892	252,708
News Corp., Class A Shares	10,564	275,932
News Corp., Class B Shares	2,780	82,371
Omnicom Group Inc.	8,896	718,352
Trade Desk Inc., Class A Shares	12,788	485,432 *
Total Media		5,859,256
Wireless Telecommunication Services — 0.2%
T-Mobile US Inc.	13,344	2,709,366

Total Communication Services		179,320,753
Consumer Discretionary — 10.4%
Automobile Components — 0.0%††
Aptiv PLC	6,116	465,366 *
Automobiles — 2.4%
Ford Motor Co.	111,200	1,458,944
General Motors Co.	26,132	2,125,054
Tesla Inc.	78,952	35,506,294 *
Total Automobiles		39,090,292
Broadline Retail — 4.1%
Amazon.com Inc.	274,664	63,397,945 *
Coupang Inc.	37,799	891,678 *
eBay Inc.	12,788	1,113,835
See Notes to Schedule of Investments.

Franklin U.S. Equity Index ETF 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin U.S. Equity Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Broadline Retail — continued
MercadoLibre Inc.	1,351	$2,721,265 *
Total Broadline Retail		68,124,723
Distributors — 0.0%††
Genuine Parts Co.	3,892	478,560
Hotels, Restaurants & Leisure — 1.8%
Airbnb Inc., Class A Shares	11,676	1,584,667 *
Booking Holdings Inc.	915	4,900,127
Carnival Corp.	30,580	933,913 *
Chipotle Mexican Grill Inc.	37,808	1,398,896 *
Darden Restaurants Inc.	3,336	613,891
Domino’s Pizza Inc.	1,112	463,504
DoorDash Inc., Class A Shares	10,564	2,392,535 *
Expedia Group Inc.	3,336	945,122
Flutter Entertainment PLC	4,448	956,498 *
Hilton Worldwide Holdings Inc.	6,116	1,756,821
Las Vegas Sands Corp.	8,896	579,040
Marriott International Inc., Class A Shares	6,116	1,897,428
McDonald’s Corp.	20,016	6,117,490
Royal Caribbean Cruises Ltd.	7,228	2,016,034
Starbucks Corp.	32,248	2,715,604
Yum! Brands Inc.	7,784	1,177,563
Total Hotels, Restaurants & Leisure		30,449,133
Household Durables — 0.2%
DR Horton Inc.	7,228	1,041,049
Garmin Ltd.	4,448	902,277
Lennar Corp., Class A Shares	6,116	628,725
NVR Inc.	78	568,836 *
PulteGroup Inc.	5,560	651,965
Total Household Durables		3,792,852
Specialty Retail — 1.7%
AutoZone Inc.	479	1,624,528 *
Best Buy Co. Inc.	5,560	372,131
Burlington Stores Inc.	1,668	481,802 *
Carvana Co.	3,892	1,642,502 *
Home Depot Inc.	27,800	9,565,980
Lowe’s Cos. Inc.	15,568	3,754,379
O’Reilly Automotive Inc.	23,908	2,180,649 *
Ross Stores Inc.	8,896	1,602,525
TJX Cos. Inc.	31,136	4,782,801
Tractor Supply Co.	14,456	722,945
Ulta Beauty Inc.	1,112	672,771 *
Total Specialty Retail		27,403,013
Textiles, Apparel & Luxury Goods — 0.2%
Lululemon Athletica Inc.	2,780	577,712 *
NIKE Inc., Class B Shares	31,692	2,019,097
Total Textiles, Apparel & Luxury Goods		2,596,809

Total Consumer Discretionary		172,400,748
See Notes to Schedule of Investments.

Franklin U.S. Equity Index ETF 2025 Quarterly Report

 Franklin U.S. Equity Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Consumer Staples — 4.5%
Beverages — 1.0%
Coca-Cola Co.	110,644	$7,735,122
Constellation Brands Inc., Class A Shares	4,448	613,646
Keurig Dr Pepper Inc.	34,472	965,561
Monster Beverage Corp.	19,460	1,491,998 *
PepsiCo Inc.	38,364	5,506,001
Total Beverages		16,312,328
Consumer Staples Distribution & Retail — 1.7%
Costco Wholesale Corp.	12,532	10,806,845
Dollar General Corp.	6,116	812,021
Dollar Tree Inc.	5,560	683,936 *
Kroger Co.	17,236	1,076,905
Sysco Corp.	13,344	983,320
Target Corp.	12,788	1,250,027
Walmart Inc.	121,208	13,503,783
Total Consumer Staples Distribution & Retail		29,116,837
Food Products — 0.3%
Archer-Daniels-Midland Co.	12,788	735,182
General Mills Inc.	15,012	698,058
Hershey Co.	3,892	708,266
Kraft Heinz Co.	24,464	593,252
McCormick & Co. Inc., Non Voting Shares	7,228	492,299
Mondelez International Inc., Class A Shares	36,696	1,975,346
Tyson Foods Inc., Class A Shares	7,784	456,298
Total Food Products		5,658,701
Household Products — 0.8%
Church & Dwight Co. Inc.	6,672	559,447
Clorox Co.	3,336	336,369
Colgate-Palmolive Co.	22,796	1,801,340
Kimberly-Clark Corp.	9,452	953,612
Procter & Gamble Co.	66,164	9,481,963
Total Household Products		13,132,731
Personal Care Products — 0.1%
Estee Lauder Cos. Inc., Class A Shares	6,672	698,692
Kenvue Inc.	49,484	853,599
Total Personal Care Products		1,552,291
Tobacco — 0.6%
Altria Group Inc.	47,260	2,725,012
Philip Morris International Inc.	43,924	7,045,409
Total Tobacco		9,770,421

Total Consumer Staples		75,543,309
Energy — 2.8%
Energy Equipment & Services — 0.2%
Baker Hughes Co.	27,800	1,266,012
Halliburton Co.	24,464	691,353
SLB Ltd.	41,700	1,600,446
Total Energy Equipment & Services		3,557,811
See Notes to Schedule of Investments.

Franklin U.S. Equity Index ETF 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin U.S. Equity Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Oil, Gas & Consumable Fuels — 2.6%
Cheniere Energy Inc.	6,116	$1,188,889
Chevron Corp.	52,820	8,050,296
ConocoPhillips	35,028	3,278,971
Coterra Energy Inc.	21,128	556,089
Devon Energy Corp.	17,236	631,355
Diamondback Energy Inc.	5,560	835,835
EOG Resources Inc.	15,568	1,634,796
EQT Corp.	17,236	923,850
Expand Energy Corp.	6,672	736,322
Exxon Mobil Corp.	118,428	14,251,625
Gazprom PJSC	15,428	0 *(a)(b)(c)
Kinder Morgan Inc.	55,600	1,528,444
LUKOIL PJSC	516	0 *(a)(b)(c)
Marathon Petroleum Corp.	8,340	1,356,334
Occidental Petroleum Corp.	18,348	754,470
ONEOK Inc.	17,236	1,266,846
Phillips 66	11,120	1,434,925
Rosneft Oil Co. PJSC	1,154	0 *(a)(b)(c)
Surgutneftegas PAO	8,286	0 *(a)(b)(c)
Targa Resources Corp.	6,116	1,128,402
Tatneft PJSC	1,974	0 *(a)(b)(c)
Texas Pacific Land Corp.	1,668	479,083
Valero Energy Corp.	8,340	1,357,668
Williams Cos. Inc.	34,472	2,072,112
Total Oil, Gas & Consumable Fuels		43,466,312

Total Energy		47,024,123
Financials — 13.4%
Banks — 3.7%
Bank of America Corp.	188,484	10,366,620
Citigroup Inc.	50,596	5,904,047
Citizens Financial Group Inc.	12,232	714,471
East-West Bancorp Inc.	3,892	437,422
Fifth Third Bancorp	18,904	884,896
First Citizens BancShares Inc., Class A Shares	302	648,146
Huntington Bancshares Inc.	42,812	742,788
JPMorgan Chase & Co.	77,284	24,902,451
KeyCorp	26,688	550,840
M&T Bank Corp.	4,448	896,183
PNC Financial Services Group Inc.	11,120	2,321,078
Regions Financial Corp.	24,464	662,974
Truist Financial Corp.	36,140	1,778,450
US Bancorp	43,924	2,343,785
Wells Fargo & Co.	88,404	8,239,253
Total Banks		61,393,404
Capital Markets — 3.4%
Ameriprise Financial Inc.	2,780	1,363,145
Ares Management Corp., Class A Shares	5,560	898,663
See Notes to Schedule of Investments.

Franklin U.S. Equity Index ETF 2025 Quarterly Report

 Franklin U.S. Equity Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Capital Markets — continued
Bank of New York Mellon Corp.	18,904	$2,194,565
Blackrock Inc.	3,892	4,165,763
Blackstone Inc.	20,572	3,170,968
Carlyle Group Inc.	6,116	361,517
Charles Schwab Corp.	47,816	4,777,297
CME Group Inc.	10,008	2,732,985
Coinbase Global Inc., Class A Shares	6,116	1,383,072 *
Goldman Sachs Group Inc.	8,340	7,330,860
Interactive Brokers Group Inc., Class A Shares	12,762	820,724
Intercontinental Exchange Inc.	16,124	2,611,443
KKR & Co. Inc.	18,904	2,409,882
LPL Financial Holdings Inc.	2,224	794,346
Moody’s Corp.	4,448	2,272,261
Morgan Stanley	35,028	6,218,521
MSCI Inc.	2,224	1,275,976
Nasdaq Inc.	10,564	1,026,081
Northern Trust Corp.	5,560	759,440
Raymond James Financial Inc.	5,004	803,592
Robinhood Markets Inc., Class A Shares	21,128	2,389,577 *
S&P Global Inc.	8,340	4,358,401
State Street Corp.	7,784	1,004,214
T. Rowe Price Group Inc.	6,116	626,156
Total Capital Markets		55,749,449
Consumer Finance — 0.7%
American Express Co.	15,012	5,553,689
Capital One Financial Corp.	17,913	4,341,395
SoFi Technologies Inc.	33,297	871,716 *
Synchrony Financial	10,008	834,967
Total Consumer Finance		11,601,767
Financial Services — 3.8%
Apollo Global Management Inc.	11,676	1,690,218
Berkshire Hathaway Inc., Class B Shares	51,708	25,991,026 *
Block Inc.	15,568	1,013,321 *
Corebridge Financial Inc.	7,228	218,069
Corpay Inc.	1,668	501,951 *
Equitable Holdings Inc.	8,340	397,401
Fidelity National Information Services Inc.	15,012	997,698
Fiserv Inc.	15,012	1,008,356 *
Global Payments Inc.	6,672	516,413
Mastercard Inc., Class A Shares	23,352	13,331,190
PayPal Holdings Inc.	26,688	1,558,045
Visa Inc., Class A Shares	47,816	16,769,549
Total Financial Services		63,993,237
Insurance — 1.8%
Aflac Inc.	13,344	1,471,443
Allstate Corp.	7,228	1,504,508
American International Group Inc.	15,012	1,284,277
See Notes to Schedule of Investments.

Franklin U.S. Equity Index ETF 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin U.S. Equity Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Insurance — continued
Aon PLC, Class A Shares	6,116	$2,158,214
Arch Capital Group Ltd.	10,564	1,013,299 *
Arthur J Gallagher & Co.	7,228	1,870,534
Brown & Brown Inc.	7,784	620,385
Chubb Ltd.	10,560	3,295,987
Cincinnati Financial Corp.	4,448	726,447
F&G Annuities & Life Inc.	432	13,327
Fidelity National Financial Inc.	7,228	394,577
Hartford Insurance Group Inc.	7,784	1,072,635
Loews Corp.	5,004	526,971
Markel Group Inc.	343	737,330 *
Marsh & McLennan Cos. Inc.	13,900	2,578,728
MetLife Inc.	15,568	1,228,938
Principal Financial Group Inc.	6,116	539,492
Progressive Corp.	16,680	3,798,370
Prudential Financial Inc.	10,008	1,129,703
Travelers Cos. Inc.	6,116	1,774,007
Willis Towers Watson PLC	2,780	913,508
WR Berkley Corp.	8,340	584,801
Total Insurance		29,237,481
Mortgage Real Estate Investment Trusts (REITs) — 0.0%††
Annaly Capital Management Inc.	19,460	435,125

Total Financials		222,410,463
Health Care — 9.6%
Biotechnology — 1.8%
AbbVie Inc.	49,484	11,306,599
Alnylam Pharmaceuticals Inc.	3,336	1,326,560 *
Amgen Inc.	15,012	4,913,578
Biogen Inc.	3,892	684,953 *
Gilead Sciences Inc.	35,028	4,299,337
Incyte Corp.	4,448	439,329 *
Insmed Inc.	6,102	1,061,992 *
Regeneron Pharmaceuticals Inc.	2,780	2,145,799
Vertex Pharmaceuticals Inc.	7,228	3,276,886 *
Total Biotechnology		29,455,033
Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	48,928	6,130,189
Becton Dickinson & Co.	8,340	1,618,544
Boston Scientific Corp.	41,700	3,976,095 *
Cooper Cos. Inc.	5,560	455,697 *
Dexcom Inc.	11,120	738,034 *
Edwards Lifesciences Corp.	16,680	1,421,970 *
GE HealthCare Technologies Inc.	12,788	1,048,872
Hologic Inc.	6,116	455,581 *
IDEXX Laboratories Inc.	2,224	1,504,603 *
Insulet Corp.	2,224	632,150 *
Intuitive Surgical Inc.	10,008	5,668,131 *
See Notes to Schedule of Investments.

Franklin U.S. Equity Index ETF 2025 Quarterly Report

 Franklin U.S. Equity Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Health Care Equipment & Supplies — continued
Medtronic PLC	36,140	$3,471,608
ResMed Inc.	4,448	1,071,390
STERIS PLC	2,780	704,785
Stryker Corp.	10,008	3,517,512
Zimmer Biomet Holdings Inc.	5,560	499,955
Total Health Care Equipment & Supplies		32,915,116
Health Care Providers & Services — 1.5%
Cardinal Health Inc.	6,672	1,371,096
Cencora Inc.	5,004	1,690,101
Centene Corp.	13,344	549,106 *
Cigna Group	7,228	1,989,362
CVS Health Corp.	35,584	2,823,946
Elevance Health Inc.	6,116	2,143,964
HCA Healthcare Inc.	4,448	2,076,593
Humana Inc.	3,336	854,450
Labcorp Holdings Inc.	2,224	557,957
McKesson Corp.	3,336	2,736,488
Quest Diagnostics Inc.	3,336	578,896
UnitedHealth Group Inc.	25,576	8,442,893
Total Health Care Providers & Services		25,814,852
Health Care Technology — 0.1%
Veeva Systems Inc., Class A Shares	4,448	992,927 *
Life Sciences Tools & Services — 0.9%
Agilent Technologies Inc.	7,784	1,059,169
Danaher Corp.	18,348	4,200,224
Illumina Inc.	4,448	583,400 *
IQVIA Holdings Inc.	5,004	1,127,952 *
Mettler-Toledo International Inc.	556	775,170 *
Thermo Fisher Scientific Inc.	10,564	6,121,310
Waters Corp.	1,668	633,556 *
West Pharmaceutical Services Inc.	2,224	611,911
Total Life Sciences Tools & Services		15,112,692
Pharmaceuticals — 3.3%
Bristol-Myers Squibb Co.	57,268	3,089,036
Eli Lilly & Co.	22,540	24,223,287
Johnson & Johnson	67,832	14,037,832
Merck & Co. Inc.	70,056	7,374,095
Pfizer Inc.	159,572	3,973,343
Royalty Pharma PLC, Class A Shares	10,008	386,709
Zoetis Inc.	12,788	1,608,986
Total Pharmaceuticals		54,693,288

Total Health Care		158,983,908
Industrials — 8.2%
Aerospace & Defense — 2.2%
Axon Enterprise Inc.	2,224	1,263,076 *
Boeing Co.	21,684	4,708,030 *
General Dynamics Corp.	6,672	2,246,196
See Notes to Schedule of Investments.

Franklin U.S. Equity Index ETF 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin U.S. Equity Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Aerospace & Defense — continued
General Electric Co.	30,024	$9,248,293
HEICO Corp.	1,112	359,832
HEICO Corp., Class A Shares	2,224	561,404
Howmet Aerospace Inc.	11,120	2,279,822
L3Harris Technologies Inc.	5,004	1,469,024
Lockheed Martin Corp.	5,560	2,689,205
Northrop Grumman Corp.	3,892	2,219,257
Rocket Lab Corp.	11,652	812,844 *
RTX Corp.	37,808	6,933,987
Textron Inc.	5,004	436,199
TransDigm Group Inc.	1,436	1,909,665
Total Aerospace & Defense		37,136,834
Air Freight & Logistics — 0.3%
Expeditors International of Washington Inc.	3,892	579,947
FedEx Corp.	6,116	1,766,668
United Parcel Service Inc., Class B Shares	20,572	2,040,536
Total Air Freight & Logistics		4,387,151
Building Products — 0.4%
Allegion PLC	2,224	354,105
Carrier Global Corp.	22,240	1,175,162
Johnson Controls International PLC	17,236	2,064,011
Lennox International Inc.	1,112	539,965
Masco Corp.	6,116	388,121
Trane Technologies PLC	6,116	2,380,347
Total Building Products		6,901,711
Commercial Services & Supplies — 0.4%
Cintas Corp.	10,008	1,882,205
Copart Inc.	23,908	935,998 *
Republic Services Inc.	5,560	1,178,331
Rollins Inc.	8,340	500,567
Veralto Corp.	6,672	665,732
Waste Management Inc.	10,564	2,321,016
Total Commercial Services & Supplies		7,483,849
Construction & Engineering — 0.2%
Comfort Systems USA Inc.	1,112	1,037,819
EMCOR Group Inc.	1,112	680,310
Quanta Services Inc.	3,892	1,642,658
Total Construction & Engineering		3,360,787
Electrical Equipment — 1.0%
AMETEK Inc.	6,672	1,369,828
Bloom Energy Corp., Class A Shares	6,102	530,203 *
Eaton Corp. PLC	11,120	3,541,831
Emerson Electric Co.	16,124	2,139,977
GE Vernova Inc.	7,784	5,087,389
Hubbell Inc.	1,668	740,775
Rockwell Automation Inc.	3,336	1,297,938
See Notes to Schedule of Investments.

Franklin U.S. Equity Index ETF 2025 Quarterly Report

 Franklin U.S. Equity Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Electrical Equipment — continued
Vertiv Holdings Co., Class A Shares	10,564	$1,711,474
Total Electrical Equipment		16,419,415
Ground Transportation — 0.8%
CSX Corp.	52,820	1,914,725
J.B. Hunt Transport Services Inc.	2,224	432,212
Norfolk Southern Corp.	6,116	1,765,812
Old Dominion Freight Line Inc.	5,004	784,627
Uber Technologies Inc.	56,712	4,633,937 *
Union Pacific Corp.	16,680	3,858,418
Total Ground Transportation		13,389,731
Industrial Conglomerates — 0.4%
3M Co.	15,012	2,403,421
Honeywell International Inc.	17,792	3,471,042
Total Industrial Conglomerates		5,874,463
Machinery — 1.5%
Caterpillar Inc.	13,344	7,644,377
Cummins Inc.	3,892	1,986,671
Deere & Co.	7,228	3,365,140
Dover Corp.	3,892	759,874
Fortive Corp.	8,896	491,148
Illinois Tool Works Inc.	8,340	2,054,142
Ingersoll Rand Inc.	11,120	880,926
Otis Worldwide Corp.	11,120	971,332
PACCAR Inc.	14,456	1,583,077
Parker-Hannifin Corp.	3,336	2,932,211
Pentair PLC	4,448	463,215
Snap-on Inc.	1,668	574,793
Westinghouse Air Brake Technologies Corp.	5,004	1,068,104
Xylem Inc.	6,672	908,593
Total Machinery		25,683,603
Passenger Airlines — 0.2%
Delta Air Lines Inc.	18,348	1,273,351
Southwest Airlines Co.	12,788	528,528
United Airlines Holdings Inc.	9,452	1,056,923 *
Total Passenger Airlines		2,858,802
Professional Services — 0.5%
Automatic Data Processing Inc.	11,120	2,860,398
Broadridge Financial Solutions Inc.	3,336	744,495
Equifax Inc.	3,336	723,845
Jacobs Solutions Inc.	3,336	441,887
Leidos Holdings Inc.	3,336	601,814
Paychex Inc.	8,896	997,953
SS&C Technologies Holdings Inc.	6,116	534,661
TransUnion	5,560	476,770
Verisk Analytics Inc.	3,892	870,601
Total Professional Services		8,252,424
See Notes to Schedule of Investments.

Franklin U.S. Equity Index ETF 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin U.S. Equity Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Trading Companies & Distributors — 0.3%
Fastenal Co.	32,248	$1,294,112
Ferguson Enterprises Inc.	5,560	1,237,823
United Rentals Inc.	1,668	1,349,946
W.W. Grainger Inc.	1,247	1,258,285
Watsco Inc.	1,112	374,689
Total Trading Companies & Distributors		5,514,855

Total Industrials		137,263,625
Information Technology — 34.4%
Communications Equipment — 0.8%
Arista Networks Inc.	28,912	3,788,339 *
Cisco Systems Inc.	111,756	8,608,565
F5 Inc.	1,668	425,774 *
Motorola Solutions Inc.	4,448	1,705,007
Total Communications Equipment		14,527,685
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A Shares	34,472	4,658,546
CDW Corp.	3,892	530,090
Corning Inc.	21,128	1,849,968
Flex Ltd.	10,008	604,683 *
Keysight Technologies Inc.	5,004	1,016,763 *
TE Connectivity PLC	8,340	1,897,433
Teledyne Technologies Inc.	1,112	567,932 *
Zebra Technologies Corp., Class A Shares	1,668	405,024 *
Total Electronic Equipment, Instruments & Components		11,530,439
IT Services — 1.3%
Accenture PLC, Class A Shares	17,236	4,624,419
Cloudflare Inc., Class A Shares	8,896	1,753,846 *
Cognizant Technology Solutions Corp., Class A Shares	13,344	1,107,552
CoreWeave Inc., Class A Shares	7,212	516,451 *
Gartner Inc.	2,224	561,071 *
GoDaddy Inc., Class A Shares	3,892	482,919 *
International Business Machines Corp.	26,132	7,740,560
MongoDB Inc.	2,224	933,390 *
Okta Inc.	4,448	384,619 *
Snowflake Inc., Class A Shares	9,452	2,073,391 *
Twilio Inc., Class A Shares	3,892	553,598 *
VeriSign Inc.	2,224	540,321
Total IT Services		21,272,137
Semiconductors & Semiconductor Equipment — 13.9%
Advanced Micro Devices Inc.	45,592	9,763,983 *
Analog Devices Inc.	13,900	3,769,680
Applied Materials Inc.	22,796	5,858,344
Astera Labs Inc.	3,882	645,810 *
Broadcom Inc.	130,104	45,028,994
Credo Technology Group Holding Ltd.	4,437	638,440 *
Entegris Inc.	4,448	374,744
First Solar Inc.	2,780	726,219 *
See Notes to Schedule of Investments.

Franklin U.S. Equity Index ETF 2025 Quarterly Report

 Franklin U.S. Equity Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Semiconductors & Semiconductor Equipment — continued
Intel Corp.	122,320	$4,513,608 *
KLA Corp.	3,729	4,531,033
Lam Research Corp.	35,584	6,091,269
Marvell Technology Inc.	24,464	2,078,951
Microchip Technology Inc.	15,012	956,565
Micron Technology Inc.	31,692	9,045,214
Monolithic Power Systems Inc.	1,112	1,007,872
NVIDIA Corp.	662,196	123,499,554
NXP Semiconductors NV	6,672	1,448,224
ON Semiconductor Corp.	11,120	602,148 *
QUALCOMM Inc.	30,580	5,230,709
Teradyne Inc.	4,448	860,955
Texas Instruments Inc.	25,576	4,437,180
Total Semiconductors & Semiconductor Equipment		231,109,496
Software — 10.4%
Adobe Inc.	11,676	4,086,483 *
AppLovin Corp., Class A Shares	6,116	4,121,083 *
Atlassian Corp., Class A Shares	4,448	721,199 *
Autodesk Inc.	6,116	1,810,397 *
Bentley Systems Inc., Class B Shares	3,892	148,538
Cadence Design Systems Inc.	7,784	2,433,123 *
Circle Internet Group Inc.	1,112	88,182 *
CrowdStrike Holdings Inc., Class A Shares	6,672	3,127,567 *
Datadog Inc., Class A Shares	8,896	1,209,767 *
DocuSign Inc.	5,560	380,304 *
Dynatrace Inc.	8,340	361,456 *
Fair Isaac Corp.	653	1,103,975 *
Fortinet Inc.	17,792	1,412,863 *
Gen Digital Inc.	16,124	438,412
HubSpot Inc.	1,668	669,368 *
Intuit Inc.	7,784	5,156,277
Microsoft Corp.	209,612	101,372,555
Oracle Corp.	47,260	9,211,447
Palantir Technologies Inc., Class A Shares	61,716	10,970,019 *
Palo Alto Networks Inc.	19,460	3,584,532 *
PTC Inc.	3,336	581,165 *
Roper Technologies Inc.	2,780	1,237,461
Salesforce Inc.	26,132	6,922,628
ServiceNow Inc.	29,216	4,475,599 *
Strategy Inc.	7,784	1,182,779 *
Synopsys Inc.	5,171	2,428,922 *
Trimble Inc.	6,672	522,751 *
Tyler Technologies Inc.	1,112	504,792 *
Workday Inc., Class A Shares	6,116	1,313,594 *
Zoom Communications Inc., Class A Shares	6,672	575,727 *
Zscaler Inc.	2,780	625,278 *
Total Software		172,778,243
See Notes to Schedule of Investments.

Franklin U.S. Equity Index ETF 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin U.S. Equity Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Technology Hardware, Storage & Peripherals — 7.3%
Apple Inc.	418,112	$113,667,928
Dell Technologies Inc., Class C Shares	8,896	1,119,829
Hewlett Packard Enterprise Co.	37,252	894,793
HP Inc.	26,688	594,609
NetApp Inc.	5,560	595,420
Pure Storage Inc., Class A Shares	8,877	594,848 *
Seagate Technology Holdings PLC	5,560	1,531,169
Super Micro Computer Inc.	15,012	439,401 *
Western Digital Corp.	9,452	1,628,296
Total Technology Hardware, Storage & Peripherals		121,066,293

Total Information Technology		572,284,293
Materials — 1.8%
Chemicals — 0.9%
Air Products & Chemicals Inc.	6,116	1,510,774
Corteva Inc.	19,460	1,304,404
Dow Inc.	19,460	454,975
DuPont de Nemours Inc.	11,676	469,375
Ecolab Inc.	7,228	1,897,495
International Flavors & Fragrances Inc.	7,228	487,095
Linde PLC	13,344	5,689,748
LyondellBasell Industries NV, Class A Shares	7,228	312,973
PhosAgro PJSC	2	0 *(a)(b)(c)
PhosAgro PJSC, Russian Stock Exchange	73	0 *(a)(b)(c)
PPG Industries Inc.	6,116	626,645
Sherwin-Williams Co.	6,672	2,161,928
Total Chemicals		14,915,412
Construction Materials — 0.3%
CRH PLC	18,904	2,359,219
Martin Marietta Materials Inc.	1,668	1,038,597
Vulcan Materials Co.	3,892	1,110,076
Total Construction Materials		4,507,892
Containers & Packaging — 0.2%
Amcor PLC	63,940	533,260
Avery Dennison Corp.	2,224	404,501
International Paper Co.	14,456	569,422
Packaging Corp. of America	2,224	458,655
Smurfit WestRock PLC	14,456	559,013
Total Containers & Packaging		2,524,851
Metals & Mining — 0.4%
Alrosa PJSC	3,584	0 *(a)(b)(c)
Freeport-McMoRan Inc.	40,588	2,061,465
GMK Norilskiy Nickel PAO	10,000	0 *(a)(b)(c)
Newmont Corp.	31,136	3,108,930
Novolipetsk Steel PJSC	2,272	0 *(a)(b)(c)
Nucor Corp.	6,672	1,088,270
Polyus PJSC	500	0 *(a)(b)(c)
Severstal PAO	392	0 *(a)(b)(c)
See Notes to Schedule of Investments.

Franklin U.S. Equity Index ETF 2025 Quarterly Report

 Franklin U.S. Equity Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Metals & Mining — continued
Southern Copper Corp.	2,822	$404,872
Steel Dynamics Inc.	3,892	659,499
United Co. RUSAL International PJSC	1,714	0 *(a)(b)(c)
Total Metals & Mining		7,323,036

Total Materials		29,271,191
Real Estate — 1.7%
Diversified REITs — 0.0%††
WP Carey Inc.	6,116	393,626
Health Care REITs — 0.3%
Ventas Inc.	12,788	989,535
Welltower Inc.	19,460	3,611,971
Total Health Care REITs		4,601,506
Industrial REITs — 0.2%
Prologis Inc.	26,132	3,336,011
Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A Shares	8,340	1,340,988 *
CoStar Group Inc.	11,120	747,709 *
Zillow Group Inc., Class A Shares	1,668	113,808 *
Zillow Group Inc., Class C Shares	5,004	341,373 *
Total Real Estate Management & Development		2,543,878
Residential REITs — 0.2%
AvalonBay Communities Inc.	3,892	705,658
Equity Residential	9,452	595,854
Essex Property Trust Inc.	1,668	436,482
Invitation Homes Inc.	15,568	432,635
Mid-America Apartment Communities Inc.	3,336	463,404
Sun Communities Inc.	3,336	413,364
Total Residential REITs		3,047,397
Retail REITs — 0.2%
Kimco Realty Corp.	18,904	383,184
Realty Income Corp.	25,020	1,410,377
Simon Property Group Inc.	8,896	1,646,739
Total Retail REITs		3,440,300
Specialized REITs — 0.7%
American Tower Corp.	13,344	2,342,806
Crown Castle Inc.	11,676	1,037,646
Digital Realty Trust Inc.	8,896	1,376,300
Equinix Inc.	2,780	2,129,925
Extra Space Storage Inc.	5,560	724,023
Iron Mountain Inc.	8,340	691,803
Public Storage	4,448	1,154,256
SBA Communications Corp.	2,780	537,736
VICI Properties Inc.	29,468	828,640
Weyerhaeuser Co.	19,460	461,007
Total Specialized REITs		11,284,142

Total Real Estate		28,646,860
See Notes to Schedule of Investments.

Franklin U.S. Equity Index ETF 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin U.S. Equity Index ETF
(Percentages shown based on Fund net assets)
	Security	Shares	Value

Utilities — 2.2%
Electric Utilities — 1.4%
	Alliant Energy Corp.	7,228	$469,892
	American Electric Power Co. Inc.	14,456	1,666,921
	Constellation Energy Corp.	8,896	3,142,690
	Duke Energy Corp.	21,684	2,541,582
	Edison International	10,564	634,051
	Entergy Corp.	12,788	1,181,995
	Evergy Inc.	6,672	483,653
	Eversource Energy	10,008	673,839
	Exelon Corp.	28,356	1,236,038
	FirstEnergy Corp.	14,456	647,195
	Inter RAO UES PJSC	53,546	0 *(a)(b)(c)
	NextEra Energy Inc.	58,380	4,686,747
	NRG Energy Inc.	5,560	885,375
	PG&E Corp.	60,604	973,906
	PPL Corp.	20,016	700,960
	Southern Co.	31,136	2,715,059
	Xcel Energy Inc.	16,680	1,231,985
Total Electric Utilities			23,871,888
Gas Utilities — 0.1%
	Atmos Energy Corp.	4,448	745,618
Independent Power and Renewable Electricity Producers — 0.1%
	Vistra Corp.	9,452	1,524,891
Multi-Utilities — 0.6%
	Ameren Corp.	7,784	777,310
	CenterPoint Energy Inc.	18,348	703,462
	CMS Energy Corp.	8,340	583,216
	Consolidated Edison Inc.	10,008	993,995
	Dominion Energy Inc.	23,908	1,400,770
	DTE Energy Co.	5,560	717,129
	NiSource Inc.	13,344	557,246
	Public Service Enterprise Group Inc.	13,900	1,116,170
	Sempra	18,348	1,619,945
	WEC Energy Group Inc.	8,896	938,172
Total Multi-Utilities			9,407,415
Water Utilities — 0.0%††
	American Water Works Co. Inc.	5,560	725,580

Total Utilities			36,275,392
Total Common Stocks (Cost — $1,254,686,338)			1,659,424,665
	Rate
Preferred Stocks — 0.0%††
Energy — 0.0%††
Oil, Gas & Consumable Fuels — 0.0%††
Surgutneftegas PAO (Cost — $6,128)	—	10,688	0 *(a)(b)(c)
Total Investments before Short-Term Investments (Cost — $1,254,692,466)			1,659,424,665
See Notes to Schedule of Investments.

Franklin U.S. Equity Index ETF 2025 Quarterly Report

 Franklin U.S. Equity Index ETF
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value

Short-Term Investments — 0.1%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $1,549,793)	3.620%	1,549,793	$1,549,793 (d)(e)(f)
Total Investments — 99.9% (Cost — $1,256,242,259)			1,660,974,458
Other Assets in Excess of Liabilities — 0.1%			930,132
Total Net Assets — 100.0%			$1,661,904,590

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Security is valued using significant unobservable inputs (Note 1).
(c)	Value is less than $1.
(d)	Rate shown is one-day yield as of the end of the reporting period.
(e)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At December 31, 2025, the total market value of investments in Affiliated Companies was $1,549,793 and the cost was $1,549,793 (Note 2).

(f)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Abbreviation(s) used in this schedule:
PJSC	—	Private Joint Stock Company
At December 31, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
E-mini S&P 500 Index	6	3/26	$2,063,711	$2,067,750	$4,039
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Franklin U.S. Equity Index ETF 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Franklin U.S. Equity Index ETF (the “Fund”) is a separate diversified investment series of Franklin Templeton ETF Trust (the “Trust”). The Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Fund are listed and traded at market prices on NYSE Arca, Inc. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.
The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® US Target Market Exposure IndexSM (the Underlying Index).
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from

Franklin U.S. Equity Index ETF 2025 Quarterly Report

market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Energy	$47,024,123	—	$0 *	$47,024,123
Materials	29,271,191	—	0 *	29,271,191
Utilities	36,275,392	—	0 *	36,275,392
Other Common Stocks	1,546,853,959	—	—	1,546,853,959
Preferred Stocks	—	—	0 *	0*
Total Long-Term Investments	1,659,424,665	—	0 *	1,659,424,665
Short-Term Investments†	1,549,793	—	—	1,549,793
Total Investments	$1,660,974,458	—	$0 *	$1,660,974,458
Other Financial Instruments:
Futures Contracts††	$4,039	—	—	$4,039
Total	$1,660,978,497	—	$0 *	$1,660,978,497

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated companies
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended December 31, 2025. The following transactions were

Franklin U.S. Equity Index ETF 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
effected in such company for the period ended December 31, 2025.

	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2025
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$1,318,013	$21,782,664	21,782,664	$21,550,884	21,550,884	—	$49,456	—	$1,549,793
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	—	1,731,300	1,731,300	1,731,300	1,731,300	—	63	—	—
	$1,318,013	$23,513,964		$23,282,184		—	$49,519	—	$1,549,793

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Franklin U.S. Equity Index ETF 2025 Quarterly Report